Expenses by nature	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expenses by nature
21.	Expenses by nature

	For the year ended December 31,
	2019	2018	2017
Transactions costs	(1,815,374)	(1,246,480)	(661,067)
Cost of goods sold (i)	(463,293)	(567,807)	(451,635)
Marketing and advertising	(476,466)	(375,519)	(275,394)
Personnel expenses (ii)	(399,104)	(546,826)	(105,794)
Financial expenses	(38,138)	(31,209)	(104,544)
Chargebacks (iii)	(200,633)	(71,491)	(47,854)
Depreciation and amortization (iv)	(128,348)	(95,363)	(51,571)
Other	(273,314)	(182,374)	(142,022)

	(3,794,670)	(3,117,069)	(1,839,881)

Classified as:
Cost of services	(2,236,066)	(1,510,770)	(829,661)
Cost of sales	(526,021)	(633,929)	(494,719)
Selling expenses	(565,170)	(351,439)	(245,759)
Administrative expenses	(427,366)	(581,668)	(153,177)
Financial expenses	(38,138)	(31,209)	(104,544)
Other (expenses) income, net	(1,909)	(8,054)	(12,021)

	(3,794,670)	(3,117,069)	(1,839,881)

(i)	Includes R$68,413 for the year ended 2019 related to taxes paid in relation to the sale of POS devices to a Group Company’ transactions.
(ii)	Includes R$93,369 and R$264,179 of compensation expense related to the LTIP, for the years ended December 31, 2019 and 2018, respectively.
(iii)	Chargebacks refer mainly to losses recognized during the period related to fraudulent card processing operations, as detailed in Note 23 (ii).

(iv)	Depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	For the year ended December 31,
	2019	2018	2017
Depreciation
Cost of sales and services (i)	(33,421)	(4,012)	(1,088)
Selling expenses	(28)	(13)	(10)
Administrative expenses	(4,421)	(1,760)	(714)

	(37,870)	(5,785)	(1,812)

Amortization
Cost of sales and services	(97,765)	(97,856)	(54,151)
Selling expenses	0	—	—
Administrative expenses	(1,892)	(795)	(375)

	(99,657)	(98,651)	(54,526)

PIS and COFINS credits (ii)	9,179	9,073	4,767

Depreciation and amortization expense, net	(128,348)	(95,362)	(51,571)

(i)	The accumulated depreciation of POS after beginning of the membership model was R$15,490.
(ii)
PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce depreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.